CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2020
CONCENTRATIONS OF CREDIT RISK
NOTE 4 - CONCENTRATIONS OF CREDIT RISK

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company maintains its cash with high-credit quality financial institutions. At December 31, 2020 and 2019, the Company did not have any cash balances in excess of federally insured limits.